Summary of Significant Accounting Policies - Brookfield SAFE (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Accounting Policies [Abstract]
Proceeds from Brookfield SAFE agreement	$ 50,000